Banking Issuances (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits		R$ 28,427,994	R$ 24,089,234	R$ 16,188,440
Current deposits from customers		18,947,864	12,677,098
Non-current deposits from customers		R$ 9,480,130	R$ 11,412,136
Basis of interest rate risk exposure to CDI (percent)		107.00%	108.00%
Due within 30 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits		R$ 5,709,683	R$ 4,289,493
Due within 31 to 120 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits		6,186,359	5,258,608
Due within 121 to 180 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits		2,509,993	763,642
Due within 181 days to 360 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits		4,541,829	2,365,355
Due within 361 days or more days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits		9,480,130	11,412,136
Certificate of Deposit
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits		R$ 16,401,956	R$ 17,038,525
Basis of interest rate risk exposure to CDI (percent)		103.00%	109.00%
Interbank deposits
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits		R$ 12,026,038	R$ 7,050,709
Basis of interest rate risk exposure to CDI (percent)		107.00%	110.00%
Public financial letter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Public financial letter issued	R$ 1,000,000
Public financial letter maturity date	July 10, 2027
Interest rate per year based on the CDI		0.45%
Public financial letter | SWAP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Basis of interest rate risk exposure to CDI (percent)		103.60%